Summary of Changes in Fair Value of Liabilities (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
2013 Series E
Warrant Liability
Balance	$ 25,737	$ 5,855,206
Total gains or losses:
Unrealized appreciation	(25,737)	(5,829,469)
Balance	$ 0	25,737
Value per Warrant	$ 0
2013 Series D
Warrant Liability
Balance	$ 3,011,249	12,482,527
Total gains or losses:
Unrealized appreciation	(25,737)	(9,471,278)
Balance	$ 2,985,512	3,011,249
Value per Warrant	$ 0.232
2013 Placement Agent
Warrant Liability
Balance	$ 18,907	98,080
Total gains or losses:
Unrealized appreciation	(15,362)	(79,173)
Balance	$ 3,545	18,907
Value per Warrant	$ 0.054
2012 Series B
Warrant Liability
Balance	$ 12,381	2,816,676
Total gains or losses:
Unrealized appreciation	(12,381)	(2,804,295)
Balance	$ 0	12,381
Value per Warrant	$ 0
2012 Series A
Warrant Liability
Balance	$ 3,507,938	13,887,307
Total gains or losses:
Unrealized appreciation	(1,753,969)	(10,379,369)
Balance	$ 1,753,969	3,507,938
Value per Warrant	$ 0.170
2012 Placement Agent
Warrant Liability
Balance	$ 67,246	362,633
Total gains or losses:
Unrealized appreciation	(59,585)	(295,387)
Balance	$ 7,661	67,246
Value per Warrant	$ 0.027
2010 Class B
Warrant Liability
Balance	$ 28,066	362,452
Total gains or losses:
Unrealized appreciation	(28,066)	(334,386)
Balance	$ 0	28,066
Value per Warrant	$ 0
Warrant
Warrant Liability
Balance	$ 6,671,524	35,864,881
Total gains or losses:
Unrealized appreciation	(1,920,837)	(29,193,357)
Balance	$ 4,750,687	$ 6,671,524
Value per Warrant	$ 0.202